Debt - Green First Mortgage Bonds (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2025	Jun. 30, 2024
Schedule of Debt Instruments [Line Items]
Repayments of commercial paper		$ 346,014
Subsequent Event
Schedule of Debt Instruments [Line Items]
Repayments of commercial paper	$ 254,463
Series 2024A First Mortgage Bonds | Mortgage Bonds
Schedule of Debt Instruments [Line Items]
Principal amount		$ 350,000
Interest rate (as a percent)		5.80%
Series 2024A First Mortgage Bonds | Mortgage Bonds | Subsequent Event
Schedule of Debt Instruments [Line Items]
Principal amount	$ 350,000
Interest rate (as a percent)	5.90%